Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Disclosures
Schedule of Share based ultimate controlling party

	Shares (in thousand units)		Ownership Interest (%)
Function	12/31/2021	12/31/2020(1)	12/31/2021	12/31/2020
Key management	25,743	25,019	9.1%	12.7%
Other related parties	121,389	107,140	42.7%	54.3%
(1)	Retrospectively adjusted

Schedule of annual remuneration and related compensation costs recognized as expense

In € thousand	2021	2020
Short-term employee benefits	3,634	1,966
Severance accruals	619	—
Share-based payment remuneration (legacy ESOP - 2021: 6,276,829 options; 2020: 4,239,788 options)	10,796	14,875
Modified ESOP for executives (2021: 1,888,477; 2020: no options)	2,135	—
Stock options (2021: 11,038,414; 2020: no options)	6,979	—
Success fees	9,872	591
Total	34,035	17,432

Schedule of balances held by entities with significant influence over the company

(in € thousand)	2021	2020
Convertible loans
Beginning of the year	99,235	66,353
Proceeds from convertible loans	1,007	85,900
Fair value changes of convertible loans	(6,337)	15,222
Interest expenses (not paid)	3,400	33,960
Subscribed capital	(7)	—
Contribution to capital reserves	(97,298)	102,200
End of the year	—	99,235

Azul up-front warrants	13,030	—